17. RELATED PARTIES TRANSACTIONS (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMESA
Disclosure of transactions between related parties [line items]
Payment of dividends	$ 0	$ (2)	$ (2)
APCO Oil
Disclosure of transactions between related parties [line items]
Payment of dividends	0	0	(2)
Total related parties
Disclosure of transactions between related parties [line items]
Payment of dividends	$ 0	$ (2)	$ (4)